Related Party Transactions	12 Months Ended
May 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

23. RELATED PARTY TRANSACTIONS

On May 25, 2011, Cargill, our former majority stockholder, exchanged its 64% stake in our company with certain Cargill stockholders and debt holders. For further discussion of these exchanges as part of the Cargill Transaction, see Note 2 of the Notes to Consolidated Financial Statements. Until these exchanges, Cargill was considered a related party due to its ownership interest in us.

We engage in various transactions, arrangements and agreements with Cargill, which are described below. The Cargill transactions subcommittee of the corporate governance and nominating committee of our board of directors, comprised solely of independent directors, is responsible for reviewing and approving these transactions, arrangements and agreements. Our related person transactions approval policy provides for the delegation of approval authority for certain transactions with Cargill, other than those of the type described in such related person transactions approval policy, to an internal committee comprised of senior managers. The internal management committee is required to report its activities to the Cargill transactions subcommittee on a periodic basis.

We negotiated each of the following transactions, arrangements and agreements with Cargill on the basis of what we believe to be competitive market practices.

  Supply Agreement. We sell fertilizer to Cargill or its subsidiaries under supply agreements for resale through their retail stores in the United States and Western Canada. We sell phosphate fertilizer under a supply agreement with Cargill's subsidiary in Argentina. We also have an agreement to sell untreated white muriate of potash to Cargill's salt business in the United States. In addition, we have various agreements relating to the supply of feed grade phosphate, potash and urea products to Cargill's animal nutrition, grain and oilseeds, and poultry businesses.
  Spot Fertilizer Sales. From time to time, we make spot fertilizer sales to Cargill's subsidiary in Paraguay and Bolivia.
  Ocean Transportation Agreement. We have a non-exclusive agreement with Cargill's Ocean Transportation Division to perform various freight related service for us.
  Barter Agreements. We have barter relationships with Cargill's grain and oilseeds businesses in Brazil and Argentina. The number of barter transactions varies from year to year.
  Miscellaneous Co-Location Agreements. We have various office sharing and sublease arrangements with Cargill in various geographic locations, including with respect to certain offices in China and the United States.
  Miscellaneous. There are various other agreements between us and Cargill which we believe are not significant to us.

Cargill made net equity contributions (distributions) of $18.5 million to us in fiscal 2011, $0 in fiscal 2010, and ($0.6) million to us during fiscal 2009. As of May 31, 2011, accounts receivable include $18.5 million related to the fiscal 2011 contribution.

In summary, the Consolidated Statements of Earnings included the following transactions with Cargill:

	Years ended May 31,
(in millions)	2011	2010	2009
Transactions with Cargill included in net sales	$238.1	$127.9	$286.3
Transactions with Cargill included in cost of goods sold	146.8	96.4	173.1
Transactions with Cargill included in selling, general
and administrative expenses	6.1	8.2	11.6
Interest income received from Cargill	0.2	-	0.8

We have also entered into transactions and agreements with certain of our non-consolidated companies. As of May 31, 2011 and 2010, the net amount due from our non-consolidated companies totaled $145.7 million and $140.8 million, respectively.

The Consolidated Statements of Earnings included the following transactions with our non-consolidated companies:

	Years ended May 31,
(in millions)	2011	2010	2009
Transactions with non-consolidated companies
included in net sales	$1,015.7	$624.0	$1,315.9
Transactions with non-consolidated companies
included in cost of goods sold	511.3	273.0	384.8